Segment Information (Segment Result - Profit/(Loss) from Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment result - Profit/(loss) from operations
Profit from operations	¥ 6,401,873	¥ 6,777,856	¥ 3,908,932
Net finance (expenses)/income	207,332	83,685	(243,779)
Share of profit of investments accounted for using the equity method	1,243,693	916,754	572,035
Profit before income tax	7,852,898	7,778,295	4,237,188
Petroleum products [member]
Segment result - Profit/(loss) from operations
Profit from operations	3,120,024	3,812,973	1,862,304
Resins and plastics [member]
Segment result - Profit/(loss) from operations
Profit from operations	1,355,908	1,637,578	1,218,598
Intermediate petrochemicals [member]
Segment result - Profit/(loss) from operations
Profit from operations	2,206,128	1,810,011	956,820
Trading of petrochemical products [member]
Segment result - Profit/(loss) from operations
Profit from operations	60,583	51,168	15,165
Synthetic fibres [member]
Segment result - Profit/(loss) from operations
Profit from operations	(475,266)	(608,891)	(356,399)
Others [member]
Segment result - Profit/(loss) from operations
Profit from operations	¥ 134,496	¥ 75,017	¥ 212,444